Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

2. Discontinued Operations

On March 18, 2024, the Company discontinued the Sports Illustrated media business (the “SI Business”) that was operated under the Licensing Agreement with ABG-SI, LLC (“ABG”) dated June 14, 2019 (as amended to date, the “Licensing Agreement”). This discontinuation of the SI Business (i.e., discontinued operations) followed the termination of the Licensing Agreement by ABG on January 18, 2024. The last date of any obligation of the Company to perform under the Licensing Agreement was March 18, 2024. In connection with the termination, certain ABG Warrants vested (further details are provided under the heading Modification of Warrants in Note 15).

The table below sets forth the loss from discontinued operations:

	Three Months Ended March 31,
	2024	2023
Revenue	$21,848	$22,962
Cost of revenue	13,981	11,945
Gross profit	7,867	11,017
Operating expense
Selling and marketing	11,503	12,122
General and administrative(1)	45,192	78
Depreciation and amortization	2,401	3,670
Loss on impairment of assets	39,391	-
Total operating expenses	98,487	15,870
Loss from discontinued operations	(90,620)	(4,853)
Income tax benefit	(18)	-
Net loss from discontinued operations	$(90,638)	$(4,853)

(1)	Includes $45,000 termination fee liability.

The table below sets forth the major classes of assets and liabilities of the discontinued operations:

	As of
	March 31, 2024	December 31, 2023
Assets
Accounts receivable, net	$5,691	$13,135
Subscription acquisition costs, current portion	-	29,706
Prepayments and other current assets	-	807
Current assets from discontinued operations	5,691	43,648
Subscription acquisition costs, net of current portion	-	7,215
Acquired and other intangibles assets, net	-	11,002
Noncurrent assets from discontinued operations	-	18,217
Total assets from discontinued operations	$5,691	$61,865
Liabilities
Accounts payable	$1,458	$2,554
Accrued expenses and other	2,406	1,868
Subscription refund liability	423	403
Royalty fee liability	3,750	-
Termination fee liability	45,000	-
Subscription liability, current portion	45,837	42,848
Current liabilities from discontinued operations	98,874	47,673
Subscription liability, net of current portion	-	10,137
Noncurrent liabilities from discontinued operations	-	10,137
Total liabilities from discontinued operations	$98,874	$57,810

The table below sets forth the cash flows of the discontinued operations:

	Three Months Ended March 31,
	2024	2023
Cash flows from operating activities from discontinued operations
Net loss from discontinued operations	$(90,638)	$(4,853)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of intangible assets	2,401	3,670
Loss on impairment of assets	39,391	-
Stock-based compensation	538	190
Change in operating assets and liabilities:
Accounts receivable, net	7,444	5,000
Subscription acquisition costs	6,131	(4,304)
Prepayments and other current assets	807	190
Accounts payable	2,654	229
Accrued expenses and other	538	118
Subscription refund liability	20	(150)
Subscription liability	(7,148)	4,233
Termination fee liability	45,000	-
Net cash used in operating activities from discontinued operations	$7,138	$4,323

3. Discontinued Operations

The Company, upon Board approval on September 15, 2022, discontinued (i.e., the “discontinued operations”) the Parade print business (“Parade Print”) that was acquired on April 1, 2022 (as part of the Parade acquisition, as further described below in Note 4), on November 13, 2022 (the last date of any obligation to deliver issues of Parade Print).

The table below sets forth the loss from discontinued operations for the period from April 1, 2022 to December 31, 2022:

Revenue	$26,817
Cost of revenue	23,015
Gross profit	3,802
Operating expense
Selling and marketing	5,396
General and administrative	1,722
Loss on impairment of assets	209
Total operating expenses	7,327
Loss from discontinued operations	(3,525)
Income tax benefit	55
Net loss from discontinued operations	$(3,470)

The discontinued operations of Parade Print also included Relish and Spry Living print products that were acquired as part of the Parade acquisition. Further information is provided under the heading Supplemental Pro Forma Information in Note 4.

During the year ended December 31, 2022, the Company recorded depreciation and amortization of $0; and operating and investing noncash items of $209 and $0, respectively, as part of the discontinued operations.